                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [_] is a restatement.
                                   [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 8/13/2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/14/2008.

Institutional Investment Manager Filing this Report:

Name:     CITADEL LIMITED PARTNERSHIP
Address:  131 SOUTH DEARBORN
          CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GERALD A. BEESON
Title:  CHIEF FINANCIAL OFFICER
Phone:  (312) 395-3121

Signature, Place, and Date of Signing:

  /s/ Gerald A. Beeson          CHICAGO, ILLINOIS             8/14/2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:   $5,692,695
                                         (thousands)

List of Other Included Managers:

NONE

 Page 1 of 4                      FORM 13F                       (SEC USE ONLY)
                  Name of Reporting Manager Citadel Limited
                                 Partnership

Item 1:                Item 2:   Item 3:     Item 4:     Item 5:         Item 6:        Item 7:      Item 8:
-------                -------  --------- ------------- --------- --------------------- -------- -------------------------
                                                                       Investment
                                                                       Discretion                Voting Authority (Shares)
                                                                  ---------------------          -------------------------
                                                                         (b)
                                                                        Shared
                                                         Shares           As
                       Title                  Fair         of          Defined    (c)   Managers
                         of       CUSIP      Market     Principal (a)     in    Shared-   See    (a)      (b)      (c)
Name of Issuer         Class     Number       Value      Amount   Sole Instr. V  Other  Instr. V Sole    Shared    None
--------------         -------  --------- ------------- --------- ---- -------- ------- -------- ----    ------    ----
ANDREW CORP
  3.25% CB 08/15/13 -
  REGISTERED            Bond    034425AB4     5,146,834     4,740  X                      n/a    n/a
AQUANTIVE
  2.25% CB 08/15/24 -
  REGISTERED            Bond    03839GAB1    19,167,213     3,900  X                      n/a    n/a
CYTYC CORP
  2.25% CB 03/15/24-
  REGISTERED            Bond    232946AB9    17,648,056    12,022  X                      n/a    n/a
GENESCO
  4.125% CB 06/15/23-
  REGISTERED            Bond    371532AN2    65,797,470    27,750  X                      n/a    n/a
TRIBUNE
  2% EXCHG INTO
  AOL DUE 5/15/2029     Bond    896047305   100,229,804 1,509,485  X                      n/a    n/a
ACXIOM CORP
  CMN STK                Cmn    005125109    26,554,716 1,003,959  X                      n/a      X
ALLIANCE DATA
  SYSTEMS
  CMN STK                Cmn    018581108   160,215,196 2,073,178  X                      n/a      X
EDWARDS (A G)
  INC CMN STK            Cmn    281760108    91,702,254 1,084,592  X                      n/a      X
ANDREW CORP              Cmn    034425108     6,770,512   468,872  X                      n/a      X
AQUANTIVE INC
  CMN STK                Cmn    03839G105    91,928,016 1,440,878  X                      n/a      X
ARCHSTONE-SMITH
  TRUST
  COMMON STOCK           Cmn    039583109   553,450,595 9,363,062  X                      n/a      X
ALLTEL CORP
  CMN STK                Cmn    020039103   239,594,784 3,546,925  X                      n/a      X
AVAYA INC                Cmn    053499109    84,013,127 4,988,903  X                      n/a      X
CDW CORP
  CMN STK                Cmn    12512N105   150,208,012 1,767,777  X                      n/a      X
CERIDIAN CORP
  NEW CMN STOCK          Cmn    156779100   175,352,135 5,010,061  X                      n/a      X
 COLUMN TOTALS                            1,787,778,722

 Page 2 of 4                      FORM 13F                       (SEC USE ONLY)
                  Name of Reporting Manager Citadel Limited
                                 Partnership

Item 1:                  Item 2:   Item 3:     Item 4:      Item 5:           Item 6:        Item 7:      Item 8:
-------                  -------  --------- ------------- ------------ --------------------- -------- -------------------------
                                                                            Investment
                                                                            Discretion                Voting Authority (Shares)
                                                                       ---------------------          -------------------------
                                                                              (b)
                                                                             Shared
                                                                               As
                         Title                  Fair         Shares         Defined    (c)   Managers
                           of       CUSIP      Market     of Principal (a)     in    Shared-   See    (a)      (b)      (c)
Name of Issuer           Class     Number       Value        Amount    Sole Instr. V  Other  Instr. V Sole    Shared    None
--------------           -------  --------- ------------- ------------ ---- -------- ------- -------- ----    ------    ----
CHITTENDEN CORP
  CMN STK                 Cmn     170228100     5,945,869     170,125   X                      n/a      X
CYTYC CORP
  CMN STOCK               Cmn     232946103    15,597,802     361,814   X                      n/a      X
FIRST DATA CORP. COMMON
  STOCK                   Cmn     319963104   991,625,127  30,352,774   X                      n/a      X
FIRST
  REPUBLIC BANK
  COMMON STOCK            Cmn     336158100    31,504,001     587,104   X                      n/a      X
FLORIDA ROCK
  INDS CMN STK            Cmn     341140101   168,777,338   2,500,405   X                      n/a      X
HARMAN
  INTERNATIONAL
  INDS CMN STK            Cmn     413086109    77,863,318     666,638   X                      n/a      X
MANOR CARE INC.
  CMN STK                 Cmn     564055101    51,553,767     789,612   X                      n/a      X
HARRAH'S ENTERTAINMENT
  INC CMN STOCK           Cmn     413619107    68,453,890     802,884   X                      n/a      X
HUNTSMAN COS/THE COMMON
  STOCK                   Cmn     447011107    42,173,887   1,734,837   X                      n/a      X
NUVEEN
  INVESTMENTS INC
  -CL A CMN STK           Cmn     67090F106   137,729,434   2,216,081   X                      n/a      X
LAUREATE
  EDUCATION
  INC CMN STK             Cmn     518613104    32,993,218     535,083   X                      n/a      X
LAIDLAW
  INTERNATIONAL
  INC COMMON
  STOCK                   Cmn     50730R102    57,732,428   1,670,982   X                      n/a      X
MAF BANCORP
  INC CMN STK             Cmn     55261R108    19,724,432     363,517   X                      n/a      X
OHIO CAS CORP             Cmn     677240103    62,628,555   1,446,053   X                      n/a      X
 COLUMN TOTALS                              1,764,303,066                                             n/a

 Page 3 of 4                      FORM 13F                       (SEC USE ONLY)
                  Name of Reporting Manager Citadel Limited
                                 Partnership

Item 1:                  Item 2:     Item 3:     Item 4:      Item 5:           Item 6:        Item 7:      Item 8:
-------                 ----------- --------- ------------- ------------ --------------------- -------- -------------------------
                                                                              Investment
                                                                              Discretion                Voting Authority (Shares)
                                                                         ---------------------          -------------------------
                                                                                (b)
                                                                               Shared
                                                                                 As
                                                  Fair         Shares         Defined    (c)   Managers
                          Title       CUSIP      Market     of Principal (a)     in    Shared-   See    (a)      (b)      (c)
Name of Issuer           of Class    Number       Value        Amount    Sole Instr. V  Other  Instr. V Sole    Shared    None
--------------          ----------- --------- ------------- ------------ ---- -------- ------- -------- ----    ------    ----
PENN NATIONAL
  GAMING INC CMN STOCK         Cmn  707569109    34,338,491     571,451   X                      n/a    n/a
RADIAN GROUP INC
  CMN STK                      Cmn  750236101   134,982,666   2,499,679   X                      n/a    n/a
SIERRA HEALTH
  SERVICES CMN STK             Cmn  826322109    65,105,715   1,565,794   X                      n/a    n/a
SLM CORP CMN STK               Cmn  78442P106   834,375,139  14,490,711   X                      n/a    n/a
SOLECTRON CORP
  COMMON STOCK                 Cmn  834182107    16,388,265   4,453,333   X                      n/a    n/a
STATION CASINOS
  INC CMN STK                  Cmn  857689103    77,224,311     889,681   X                      n/a    n/a
TRIBUNE CO NEW                 Cmn  896047107    51,673,293   1,757,595   X                      n/a    n/a
TXU CORP
  CMN STOCK                    Cmn  873168108   872,545,846  12,965,020   X                      n/a    n/a
UNIVERSAL
  COMPRESSION
  HLDGS CMN STK                Cmn  913431102    40,725,459     561,963   X                      n/a    n/a
ADS 65 STRIKE
  AMER CALL 09/22/2007  Opt (Call)  018581908       206,550         153   X                      n/a    n/a
ADS 75 STRIKE
  AMER CALL 12/22/2007  Opt (Call)  018581908     1,725,000       3,000   X                      n/a    n/a
ANDW 10 STRIKE
  AMER CALL 10/20/2007  Opt (Call)  034425908       239,700         510   X                      n/a    n/a
AT 50.0 STRIKE
AMER CALL 01/19/2008    Opt (Call)  020039903       232,500         125   X                      n/a    n/a
FDC 27.5 STRIKE
  AMER CALL 01/19/2008  Opt (Call)  319963904       224,910         378   X                      n/a    n/a
 COLUMN TOTALS                                2,129,987,844

 Page 4 of 4                      FORM 13F                       (SEC USE ONLY)
                  Name of Reporting Manager Citadel Limited
                                 Partnership

Item 1:                      Item 2:     Item 3:     Item 4:     Item 5:         Item 6:        Item 7:      Item 8:
-------                     ----------- --------- ------------- --------- --------------------- -------- -------------------------
                                                                               Investment
                                                                               Discretion                Voting Authority (Shares)
                                                                          ---------------------          -------------------------
                                                                                 (b)
                                                                                Shared
                                                                 Shares           As
                                                      Fair         of          Defined    (c)   Managers
                              Title       CUSIP      Market     Principal (a)     in    Shared-   See    (a)      (b)      (c)
Name of Issuer               of Class    Number       Value      Amount   Sole Instr. V  Other  Instr. V Sole    Shared    None
--------------              ----------- --------- ------------- --------- ---- -------- ------- -------- ----    ------    ----
HET 70.0 STRIKE AMER CALL
  01/19/2008                Opt (Call)  413619907       259,740     148    X                      n/a    n/a
HET 85.0 STRIKE AMER CALL
  01/19/2008                Opt (Call)  413619907     2,225,000   5,000    X                      n/a    n/a
AQNT 30 STRIKE AMER CALL
  09/22/2007                Opt (Call)  03839G905       289,425      85    X                      n/a    n/a
AQNT 40 STRIKE AMER CALL
  09/22/2007                Opt (Call)  03839G905       379,940     157    X                      n/a    n/a
AQNT 35 STRIKE AMER CALL
  12/22/2007                Opt (Call)  03839G905       205,800      70    X                      n/a    n/a
SLM 50.0 STRIKE AMER CALL
  07/21/2007                Opt (Call)  78442P906       233,310     303    X                      n/a    n/a
SLM 30 STRIKE AMER CALL
  10/20/2007                Opt (Call)  78442P906       217,620      78    X                      n/a    n/a
STN 85 STRIKE AMER CALL
  07/21/2007                Opt (Call)  857689903       381,600   1,440    X                      n/a    n/a
TXU 70.0 STRIKE AMER CALL
  01/19/2008                Opt (Call)  873168908     1,792,920  29,882    X                      n/a    n/a
TXU 52.5 STRIKE AMER CALL
  01/19/2008                Opt (Call)  873168908       345,780     226    X                      n/a    n/a
PENN 50.0 STRIKE AMER CALL
  07/21/2007                Opt (Call)  707569909       214,165     211    X                      n/a    n/a
SLM 40.0 STRIKE AMER CALL
  01/17/2009                Opt (Call)  78442P906       482,605     263    X                      n/a    n/a
CYTC 35 STRIKE AMER CALL
  08/18/2007                Opt (Call)  232946903     1,636,580   1,903    X                      n/a    n/a
TXU 65.0 STRIKE AMER PUT
  01/19/2008                 Opt (Put)  873168958     1,961,115  20,114    X                      n/a    n/a
 COLUMN TOTALS                                       10,625,600
 LONG MARKET VALUE                                5,692,695,232